SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Institutions		$ 266	$ 148
Advances to suppliers		22	235
Escrow account	[1]	773
Other		203	14
Total		$ 1,264	$ 397

[1]	The Company held investor funds in an escrow account related to an investor who did not meet the conditions of the PIPE transaction. In January 2026 these funds were fully returned to the investor.